Cover	Aug. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2024
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State Country Code	NV
address Line1	7F, Building 4, 605 Zhoushi Road,
Address Line2	Hangcheng Street,
Address City	Shenzhen
Address Country	CN
area code	702
local phone	833-9602
Written Communications	false
Soliciting Material	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
ExTransitionPeriod	false